CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Series Seed Preferred Stock	Preferred Stock Series A preferred stock	Preferred Stock Series A-2 preferred stock	Preferred Stock Series A-3 preferred stock	Preferred Stock Series CF preferred stock	Preferred Stock Series B preferred stock	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Series A-3 preferred stock	Series CF preferred stock	Total
Beginning balance (in shares) at Dec. 31, 2019	20,714,518	5,654,072	5,932,742	8,223,036	126,641		664,167
Beginning balance at Dec. 31, 2019	$ 2,071	$ 565	$ 593	$ 823	$ 12		$ 66	$ 15,486,050	$ (22,677)	$ (22,617,702)			$ (7,150,199)
Issuance of Series CF preferred stock (in shares)					709,690
Issuance of Series CF preferred stock					$ 71			309,679					$ 309,750
Issuance of Series A-3 preferred stock (in shares)				809,294							809,294	709,690	0
Issuance of Series A-3 preferred stock				$ 81				428,845	$ 22,677				$ 451,603
Issuance of Series B preferred stock (in shares)						20,754,717
Issuance of Series B preferred stock						$ 2,075		10,997,925					11,000,000
Offering costs								(69,470)					(69,470)
Fair value of warrant issuances - venture debt								184,191					184,191
Stock-based compensation								144,775					144,775
Net loss										(10,728,295)			(10,728,295)
Ending balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075	$ 66	27,481,995		(33,345,997)			(5,857,645)
Ending balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717	664,167
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (593)	$ (904)	$ (83)	$ (2,075)	$ 403	5,888					6,291
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(5,932,742)	(9,032,330)	(836,331)	(20,754,717)	4,027,181
Issuance of common stock in public offering							$ 241	9,999,761					10,000,002
Issuance of common stock in public offering (in shares)							2,409,639
Offering costs								(2,116,957)					(2,116,957)
Exercise of over-allotment option							$ 36	1,364,961					1,364,997
Exercise of over-allotment option (in shares)							361,445
Conversion of debt into common stock							$ 114	2,680,175					2,680,289
Conversion of debt into common stock (in shares)							1,135,153
Conversion of related party notes and payables into common stock							$ 15	257,500					257,515
Conversion of related party notes and payables into common stock (in shares)							152,357
Common stock and warrants issued in connection with note							$ 13	501,645					501,658
Common stock and warrants issued in connection with note (in shares)							130,000
Common stock issued in connection with business combination							$ 329	11,428,409					11,428,738
Common stock issued in connection with business combination (in shares)							3,294,309
Exercise of warrants							$ 39	1,768,007					1,768,046
Exercise of warrants (in shares)							386,881
Common stock issued pursuant to consulting agreement							$ 24	595,476					595,500
Common stock issued pursuant to consulting agreement (in shares)							241,459
Stock-based compensation							$ 7	4,278,330					4,278,337
Stock-based compensation (Shares)							72,743
Issuance of common stock pursuant to equity line of credit							$ 13	367,683					367,696
Issuance of common stock pursuant to equity line of credit (in shares)							126,356
Net loss										(32,357,957)			(32,357,957)
Ending balance at Dec. 31, 2021							$ 1,300	$ 58,612,873		$ (65,703,954)			$ (7,089,781)
Ending balance (in shares) at Dec. 31, 2021							13,001,690